FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INCOME (EXPENSES), NET
Schedule of financial income (expenses), net

	Year Ended December 31,
	2022	2021	2020
Financial expenses:
Interest	$(325)	$(621)	$(657)
Loss related to non-hedging derivative instruments	(6)	(12)	—
Amortization of marketable securities premiums and accretion of discounts, net	(1,513)	(1,387)	(172)
Exchange rate differences	—	(293)	(1,975)
Other	(358)	(252)	(171)

	(2,202)	(2,565)	(2,975)
Financial income:
Gain related to non-hedging derivative instruments	—	—	17
Exchange rate differences	1,325	—	—
Gain from financial investments	937	—	—
Interest income	2,804	2,656	1,252
Other	—	32	3

	5,066	2,688	1,272

Financial income (expenses), net	$2,864	$123	$(1,703)